Cover	Jan. 09, 2023
Cover [Abstract]
Document Type	8-K/A
Entity Registrant Name	DUTCH BROS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40798
Entity Tax Identification Number	87-1041305
Entity Address, Postal Zip Code	97526
Entity Address, Address Line One	110 SW 4th Street
Entity Address, State or Province	OR
Entity Address, City or Town	Grants Pass,
City Area Code	541
Local Phone Number	955-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	BROS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001866581
Amendment Flag	true
Document Period End Date	Jan. 09, 2023
Amendment Description	Explanatory NoteThis Current Report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K previously filed by Dutch Bros Inc. (the “Company”) on January 9, 2023 (the “Initial Form 8-K”) to correct a typographical error in the 2023 preliminary outlook for company-operated shop openings reported in the press release furnished as Exhibit 99.1 to the Initial Form 8-K (the “Press Release”). The Company’s preliminary outlook for the full year 2023 for total system shop openings is expected to be at least 150, of which at least 130 shops will be company-operated, rather than at least 150, of which at least 110 shops will be company-operated, as was reported in the Press Release under the heading “Preliminary Fiscal Year 2023 Outlook.” A corrected version of the Press Release (the “Amended Press Release”), including a disclaimer regarding forward-looking statements, is furnished as Exhibit 99.1 hereto. Except as provided herein, all information in the Initial Form 8‑K remains unchanged.